RETENTION RECEIVABLES, NET	12 Months Ended
Dec. 31, 2023
Retention Receivables Net
RETENTION RECEIVABLES, NET

NOTE 5 – RETENTION RECEIVABLES, NET

Retention receivables, net consist of the following:

	December 31,
	2023	2022

Retention receivables – current	$117,514	$2,237
Less: allowance for expected credit loss	(21)	(21)
	$117,493	$2,216

Retention receivables – non-current	$222,242	$221,658
Less: allowance for expected credit loss	(2,064)	(2,059)
	$220,178	$219,599

The movement of allowances for expected credit loss is as follow:

	December 31,
	2023	2022

Balance at the beginning of the year	$(2,080)	$-
(Provision) Reversal of provision for the year	-	(2,071)
Exchange adjustment	(5)	(9)
Balance at the end of the year	$(2,085)	$(2,080)